EMPLOYEE BENEFIT LIABILITIES, NET - Principal assumptions underlying the defined benefit plan (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plans
Expected rate of salary increase	5.00%	5.00%
Minimum
Defined benefit plans
Discount rate	2.50%	2.00%
Life expectation at the age of 65	9 years 4 months 24 days	9 years 7 months 6 days
Maximum
Defined benefit plans
Discount rate	2.90%	2.60%
Life expectation at the age of 65	14 years 2 months 12 days	15 years 2 months 12 days